March 5, 2024

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Balanced Fund

File Nos. 002-10758 and 811-00066

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on February 29, 2024 of the Registrant’s Post-Effective Amendment No. 135 under the Securities Act of 1933 and Amendment No. 74 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/Courtney R. Taylor

Courtney R. Taylor
Secretary